Correction Of Errors And Restatement - Consolidated Statement Of Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest and fees on loans	$ 13,078	$ 11,228	$ 25,369	$ 21,673	$ 45,411	$ 39,455
Total interest income	13,488	11,620	26,141	22,371	46,907	40,210
Net interest income	11,082	9,592	21,463	18,367	38,579	33,480
Net interest income after provision for loan losses	10,447	8,942	20,489	17,167	36,104	31,863
SBA loan servicing fees	548	625	1,172	1,171	1,794	1,831
Mortgage referral fees	208	243	364	373	634	751
Gains on sales of loans, net	1,041	2,288	2,515	3,318	5,684	4,437
Noninterest income	2,303	3,554	4,891	5,629	9,638	8,342
Salaries and employee benefits	6,043	5,899	12,901	12,503	23,338	21,094
Occupancy and equipment expenses	1,221	1,302	2,457	2,503	5,123	4,736
Professional services	314	476	625	749	1,845	1,745
Data processing and network	321	313	634	582	1,266	1,518
Regulatory assessments and insurance	266	236	521	468	924	742
Advertising	102	157	217	284	551	303
Marketing	121	150	239	281	579	634
Telephone expense	114	81	212	216	409	606
Other operating expenses	690	604	1,273	1,243	2,410	2,802
Total noninterest expense	9,381	9,494	19,507	19,404	37,402	34,881
Income before income tax expense	3,369	3,002	5,873	3,392	8,340	5,324
Income tax expense	688	993	1,179	1,164	3,587	1,609
Net income	$ 2,681	$ 2,009	$ 4,694	$ 2,228	$ 4,753	$ 3,715
Basic earnings per common share	$ 0.30	$ 0.28	$ 0.58	$ 0.31	$ 0.65	$ 0.51
Diluted earnings per common share	$ 0.29	$ 0.27	$ 0.56	$ 0.29	$ 0.63	$ 0.50
Before restatement
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest and fees on loans						$ 39,187
Total interest income						39,942
Net interest income						33,212
Net interest income after provision for loan losses						31,595
SBA loan servicing fees						1,950
Gains on sales of loans, net						6,437
Noninterest income						9,710
Salaries and employee benefits						21,876
Occupancy and equipment expenses						4,801
Professional services						1,721
Data processing and network						1,399
Regulatory assessments and insurance						717
Marketing						624
Telephone expense						583
Other operating expenses						3,058
Total noninterest expense						35,480
Income before income tax expense						5,825
Income tax expense						1,856
Net income						$ 3,969
Basic earnings per common share						$ 0.55
Diluted earnings per common share						$ 0.54
Restatement
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest and fees on loans						$ 268
Total interest income						268
Net interest income						268
Net interest income after provision for loan losses						268
SBA loan servicing fees						(119)
Mortgage referral fees						751
Gains on sales of loans, net						(2,000)
Noninterest income						(1,368)
Salaries and employee benefits						(782)
Occupancy and equipment expenses						(65)
Professional services						24
Data processing and network						119
Regulatory assessments and insurance						25
Advertising						303
Marketing						10
Telephone expense						23
Other operating expenses						(256)
Total noninterest expense						(599)
Income before income tax expense						(501)
Income tax expense						(247)
Net income						$ (254)
Basic earnings per common share						$ (0.04)
Diluted earnings per common share						$ (0.04)